Consolidated statement of cash flows - EUR (€) € in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Statement of cash flows [abstract]
Inflow from operating activities		€ 5,644	€ 5,544	[1]
Cash flows from investing activities
Purchase of interests in associates and joint ventures		(45)	(52)	[1]
Purchase of intangible assets		(1,023)	(1,278)	[1]
Purchase of property, plant and equipment		(2,182)	(2,352)	[1]
Purchase of investments		(1,167)	(1,703)	[1]
Disposal of interests in subsidiaries, net of cash disposed		3,578	(67)	[1]
Disposal of interests in associates and joint ventures		3,020	500	[1]
Disposal of property, plant and equipment and intangible assets		7	7	[1]
Disposal of investments		363	1,556	[1]
Dividends received from associates and joint ventures		243	75	[1]
Interest received		285	295	[1]
Cash outflows from discontinued operations		(612)	(789)	[1]
Inflow/(outflow) from investing activities		2,467	(3,808)	[1]
Cash flows from financing activities
Proceeds from issue of long-term borrowings		3,919	1,430	[1]
Repayment of borrowings		(6,923)	(4,843)	[1]
Net movement in short-term borrowings		(249)	41	[1]
Net movement in derivatives		316	138	[1]
Interest paid		(1,523)	(1,034)	[1]
Purchase of treasury shares		(879)
Issue of ordinary share capital and reissue of treasury shares	[1]		1
Equity dividends paid		(1,201)	(1,210)	[1]
Dividends paid to non-controlling shareholders in subsidiaries		(157)	(167)	[1]
Other transactions with non-controlling shareholders in subsidiaries		(23)	(17)	[1]
Cash outflows from discontinued operations		(613)	(717)	[1]
Outflow from financing activities		(7,333)	(6,378)	[1]
Net cash inflow/(outflow)		778	(4,642)	[1]
Cash and cash equivalents at the beginning of the financial period	[2]	6,114	11,628	[1]
Exchange (loss)/gain on cash and cash equivalents		(21)	45	[1]
Cash and cash equivalents at the end of the financial period	[2]	€ 6,871	€ 7,031	[1]

[1]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.
[2]	Comprises cash and cash equivalents as presented in the consolidated statement of financial position of €7,008 million (€7,148 million as at 30 September 2023), together with overdrafts of €165 million (€117 million as at 30 September 2023) and €28 million (€nil as at 30 September 2023) of cash and cash equivalents included within Assets held for sale.